Net Operating Loss Carryfowards (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 1,138,788
Expires 2013 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	1,447
Expires 2016 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	7,320
Expires 2017 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	8,542
Expires 2018 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	16,239
Expires 2019 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	230
Expires 2021 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	76
Expires 2022 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	971
Expires 2023 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	1,248
Expires 2027 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	65,165
Expires 2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	510,675
Expires 2029 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	195,014
Expires 2030 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	193,707
Expires 2031 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 138,154